Shareholders' Equity (Schedule of rsus granted) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Number of Units
Granted	1,047,103
Vested and expected to vest	3,339,251
Aggregate intrinsic value
Vested and expected to vest | $	$ 7,143
RSU [Member]
Number of Units
Unvested at beginning of year	2,622,195
Granted	1,188,827
Vested	(885,664)
Forfeited	(202,316)
Unvested at end of the year	2,723,042
Weighted average fair value
Unvested at beginning of year | $ / shares	$ 2.42
Granted | $ / shares	2.55
Vested | $ / shares	(2.54)
Forfeited | $ / shares	(2.43)
Unvested at end of the year | $ / shares	$ 2.43